Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Current income tax receivable	£ 7,188	£ 9,822	£ 8,481
Cash and cash equivalents	60,264	87,356	51,962	£ 76,972
Financial liabilities
Payroll taxes and social security	170	177
Lease liabilities	371	645	£ 806
Accrued expenditure	9,510	5,437
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	2,063	2,079
Current income tax receivable	4	4
Cash and cash equivalents	41,371	70,419
Financial liabilities
Trade payables	773	409
Payroll taxes and social security	1	1
Lease liabilities	55	105
Accrued expenditure	£ 915	£ 926